Loans payable (Details Textuals 2) (Windstar bridge financing, Rabobank, USD $)	Jun. 30, 2012	Dec. 31, 2011
Windstar bridge financing | Rabobank
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 55,000,000	$ 51,013,346